Off-Balance Sheet Exposures (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Mar. 31, 2023	Mar. 31, 2022
Off - Balance Sheet Exposures [Abstract]
Credit facility amount	$ 1,000	$ 1,000
Percentage of the common stock of the customer			10.00%
Credit facility and the amount was reflected in accounts receivable			$ 737	$ 699
Off-balance sheet exposure of credit facility			263	301
Utilized credit facility amount			475	28
Unutilized credit facility amount			$ 18	$ 8